UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

55 Broadway

New York, NY 10006

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD:  MARCH 31, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2013

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2013

Principal			Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-63.7%
		Fannie Mae:
$200	M	7/17/13		0.12%		$ 199,929
400	M	8/1/13		0.14		399,810
300	M	8/7/13		0.12		299,872
		Federal Home Loan Bank:
350	M	4/10/13		0.09		349,992
450	M	4/15/13		0.07		449,988
400	M	4/17/13		0.10		399,983
600	M	4/19/13		0.11		599,967
200	M	5/10/13		0.11		199,976
600	M	5/20/13		0.10		599,918
500	M	6/7/13		0.11		499,898
350	M	6/7/13		0.15		349,906
		Freddie Mac:
350	M	4/4/13		0.11		349,997
800	M	4/23/13		0.09		799,958
600	M	6/3/13		0.12		599,874
Total Value of U.S. Government Agency Obligations (cost $6,099,068)						6,099,068
		VARIABLE AND FLOATING RATE NOTES-18.0%
340	M	Federal Farm Credit Bank, 10/15/2013		0.26		340,167
		Federal Home Loan Bank:
330	M	7/25/13		0.14		329,989
150	M	11/8/13		0.21		150,018
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.14		400,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co. Project B 12/1/33		0.13		200,000
300	M	Exxon Pipeline Co. Project C 12/1/33		0.13		300,000
Total Value of Variable and Floating Rate Notes (cost $1,720,174)						1,720,174
		CORPORATE NOTES-8.3%
400	M	Abbott Laboratories, 6/3/2013	(a)	0.14		399,902
400	M	Coca-Cola Co., 8/2/2013	(a)	0.16		399,781
Total Value of Corporate Notes (cost $799,683)						799,683
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-10.9%
		U.S. Treasury Bills:
400	M	7/18/13		0.11		399,874
300	M	7/25/13		0.11		299,894
350	M	8/8/13		0.12		349,850
Total Value of Short-Term U.S. Government Obligations (cost $1,049,618)						1,049,618
Total Value of Investments (cost $9,668,543)**		100.9%				9,668,543
Excess of Liabilities Over Other Assets		(.9)				(88,100)
Net Assets		100.0%				$9,580,443

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March
31, 2013.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2013, the
Fund held two Section 4(2) securities with an aggregate value of $799,683 representing 8.3% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$6,099,068	$-	$6,099,068
Variable and Floating Rate Notes:
Municipal Bonds	-	900,000	-	900,000
U.S. Government Agency Obligations	-	820,174	-	820,174
Corporate Notes	-	799,683	-	799,683
Short-Term U.S. Government Obligations	-	1,049,618	-	1,049,618
Total Investments in Securities	$-	$9,668,543	$-	$9,668,543

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.1%
			Consumer Discretionary-11.3%
29,100			Comcast Corporation - Special Shares "A"	$ 1,152,942
25,000			Dana Holding Corporation	445,750
21,200			Delphi Automotive, PLC	941,280
4,200			Genuine Parts Company	327,600
17,500			GNC Holdings, Inc. - Class "A"	687,400
9,300			Home Depot, Inc.	648,954
12,750			Lowe's Companies, Inc.	483,480
4,400			McDonald's Corporation	438,636
32,200			Newell Rubbermaid, Inc.	840,420
21,900		*	Orient-Express Hotels, Ltd. - Class "A"	215,934
25,900			Regal Entertainment Group - Class "A"	431,753
28,400			Staples, Inc.	381,412
7,900			Target Corporation	540,755
12,466			Time Warner, Inc.	718,291
3,600			Tupperware Brands Corporation	294,264
12,900			Walt Disney Company	732,720
				9,281,591
			Consumer Staples-12.6%
43,400			Altria Group, Inc.	1,492,526
17,200			Avon Products, Inc.	356,556
5,200			Beam, Inc.	330,408
15,600			Coca-Cola Company	630,864
28,400			ConAgra Foods, Inc.	1,017,004
17,300			CVS Caremark Corporation	951,327
8,600			Dr. Pepper Snapple Group, Inc.	403,770
4,100			Herbalife, Ltd.	153,545
7,100			Kimberly-Clark Corporation	695,658
11,666			Kraft Foods Group, Inc.	601,149
4,000			Nu Skin Enterprises, Inc. - Class "A"	176,800
8,900			PepsiCo, Inc.	704,079
10,300			Philip Morris International, Inc.	954,913
17,000		*	Prestige Brands Holdings, Inc.	436,730
10,400			Procter & Gamble Company	801,424
8,400			Wal-Mart Stores, Inc.	628,572
				10,335,325
			Energy-9.5%
13,150			Chevron Corporation	1,562,483
12,300			ConocoPhillips	739,230
11,200			Devon Energy Corporation	631,904
8,550			Ensco, PLC - Class "A"	513,000
14,700			ExxonMobil Corporation	1,324,617
12,900			Marathon Oil Corporation	434,988
5,100			Marathon Petroleum Corporation	456,960
4,800			Noble Corporation	183,120
8,300			Occidental Petroleum Corporation	650,471
12,500			Royal Dutch Shell, PLC - Class "A" (ADR)	814,500
13,800			Seadrill, Ltd.	513,498
				7,824,771
			Financials-13.4%
9,800			ACE, Ltd.	871,906
3,800			Ameriprise Financial, Inc.	279,870
23,300			Berkshire Hills Bancorp, Inc.	595,082
3,922			Chubb Corporation	343,293
12,400			Discover Financial Services	556,016
23,800			Financial Select Sector SPDR Fund (ETF)	432,922
28,400			FirstMerit Corporation	469,452
7,400			Invesco, Ltd.	214,304
5,700			iShares S&P U.S. Preferred Stock Index Fund (ETF)	230,964
29,800			JPMorgan Chase & Company	1,414,308
8,300			M&T Bank Corporation	856,228
10,000			PNC Financial Services Group, Inc.	665,000
12,500			Protective Life Corporation	447,500
10,900			Select Income REIT (REIT)	288,305
10,500			Tompkins Financial Corporation	443,940
6,200			Travelers Companies, Inc.	521,978
15,700			U.S. Bancorp	532,701
16,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	359,040
35,500			Wells Fargo & Company	1,313,145
24,500			Westfield Financial, Inc.	190,610
				11,026,564
			Health Care-12.3%
16,100			Abbott Laboratories	568,652
16,100			AbbVie, Inc.	656,558
8,400			Baxter International, Inc.	610,176
10,500			Covidien, PLC	712,320
16,400			GlaxoSmithKline, PLC (ADR)	769,324
23,350			Johnson & Johnson	1,903,725
39,870			Merck & Company, Inc.	1,763,450
9,200			Novartis AG (ADR)	655,408
70,500			Pfizer, Inc.	2,034,630
30,500			Warner Chilcott, PLC - Class "A"	413,275
				10,087,518
			Industrials-12.3%
7,400			3M Company	786,694
12,112			ADT Corporation	592,761
12,000			Altra Holdings, Inc.	326,640
6,700			Dover Corporation	488,296
5,800			Eaton Corporation, PLC	355,250
3,700		*	Esterline Technologies Corporation	280,090
9,500			G&K Sevices, Inc. - Class "A"	432,345
14,400			Generac Holdings, Inc.	508,896
3,100			General Dynamics Corporation	218,581
61,100			General Electric Company	1,412,632
13,500			Honeywell International, Inc.	1,017,225
10,250			ITT Corporation	291,408
5,889			Pentair, Ltd.	310,645
4,400			TAL International Group, Inc.	199,364
6,900			Textainer Group Holdings, Ltd.	272,895
10,500			Triumph Group, Inc.	824,250
16,625			Tyco International, Ltd.	532,000
6,000			United Parcel Service, Inc. - Class "B"	515,400
7,600			United Technologies Corporation	710,068
				10,075,440
			Information Technology-7.9%
7,100			Automatic Data Processing, Inc.	461,642
48,400			Cisco Systems, Inc.	1,012,044
56,200			Intel Corporation	1,227,970
43,400			Intersil Corporation - Class "A"	378,014
7,300			Maxim Integrated Products, Inc.	238,345
54,750			Microsoft Corporation	1,566,397
7,350			Molex, Inc.	215,208
9,500			Oracle Corporation	307,230
10,000			QUALCOMM, Inc.	669,500
9,750			TE Connectivity, Ltd.	408,818
				6,485,168
			Materials-5.5%
5,900			Cytec Industries, Inc.	437,072
12,500			Dow Chemical Company	398,000
11,790			DuPont (E.I.) de Nemours & Company	579,596
12,350			Freeport-McMoRan Copper & Gold, Inc.	408,785
20,300			International Paper Company	945,574
10,100			LyondellBasell Industries NV - Class "A"	639,229
7,300			Rock-Tenn Company - Class "A"	677,367
11,100			Sonoco Products Company	388,389
				4,474,012
			Telecommunication Services-4.2%
42,110			AT&T, Inc.	1,545,016
10,900			CenturyLink, Inc.	382,917
16,500			NTELOS Holdings Corporation	211,365
26,500			Verizon Communications, Inc.	1,302,475
				3,441,773
			Utilities-5.1%
16,800			American Electric Power Company, Inc.	816,984
9,400			NextEra Energy, Inc.	730,192
23,000			NiSource, Inc.	674,820
21,600			Portland General Electric Company	655,128
17,900			PPL Corporation	560,449
20,200			Vectren Corporation	715,484
				4,153,057
Total Value of Common Stocks (cost $58,170,262)				77,185,219
			PREFERRED STOCKS-.3%
			Financials
9,000			Urstadt Biddle Properties, Inc., 7.125%, Series F (cost $225,000)	242,640
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.3%
			Federal Home Loan Bank:
$1,500	M		0.09%, 4/3/2013	1,499,981
2,000	M		0.077%, 4/24/2013	1,999,889
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,499,870)				3,499,870
Total Value of Investments (cost $61,895,132)			98.7%	80,927,729
Other Assets, Less Liabilities			1.3	1,060,856
Net Assets			100.0%	$81,988,585

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2013, the cost of investments for federal income tax purposes was $61,902,355. Accumulated net unrealized appreciation on investments was $19,025,374, consisting of $19,902,939 gross unrealized appreciation and $877,565 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$77,185,219	$-	$-	$77,185,219
Preferred Stocks	242,640	-	-	242,640
Short-Term U.S. Government
Agency Obligations	-	3,499,870	-	3,499,870
Total Investments in Securities*	$77,427,859	$3,499,870	$-	$80,927,729

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2013

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-90.2%
			Aerospace/Defense-.4%
$ 350	M		Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)		$ 361,034
			Automotive-3.1%
			American Axle & Manufacturing, Inc.:
300	M		6.25%, 3/15/2021			309,000
300	M		6.625%, 10/15/2022			312,000
400	M		Cooper Tire & Rubber Co., 8%, 12/15/2019			463,000
300	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018			328,500
275	M		Exide Technologies, 8.625%, 2/1/2018			237,531
300	M		Oshkosh Corp., 8.5%, 3/1/2020			337,500
			Schaeffler Finance BV:
200	M		7.75%, 2/15/2017	(a)		226,250
400	M		8.5%, 2/15/2019	(a)		457,000
						2,670,781
			Building Materials-2.0%
			Building Materials Corp.:
475	M		6.875%, 8/15/2018	(a)		511,812
200	M		7.5%, 3/15/2020	(a)		219,500
200	M		Cemex Finance, LLC, 9.375%, 10/12/2022	(a)		233,500
			Cemex SAB de CV:
200	M		9.5%, 6/15/2018	(a)		233,500
200	M		5.875%, 3/25/2019	(a)		202,500
300	M		Texas Industries, Inc., 9.25%, 8/15/2020			329,250
						1,730,062
			Chemicals-3.2%
400	M		Ferro Corp., 7.875%, 8/15/2018			419,000
225	M		Huntsman International, LLC, 8.625%, 3/15/2020			252,563
225	M		Orion Engineered Carbons Bondco GmbH, 9.625%, 6/15/2018	(a)		251,438
325	M		PolyOne Corp., 7.375%, 9/15/2020			360,750
450	M		Rhodia SA, 6.875%, 9/15/2020	(a)		509,770
575	M		TPC Group, Inc., 8.75%, 12/15/2020	(a)		601,594
400	M		US Coatings Acquisition, Inc., 7.375%, 5/1/2021	(a)		422,500
						2,817,615
			Consumer Non-Durables-2.7%
225	M		Hanesbrands, Inc., 6.375%, 12/15/2020			246,094
			Levi Strauss & Co.:
350	M		7.625%, 5/15/2020			386,750
375	M		6.875%, 5/1/2022			412,500
150	M		Libbey Glass, Inc., 6.875%, 5/15/2020			162,563
325	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020			364,000
475	M		Reynolds Group Issuer, Inc., 5.75%, 10/15/2020			485,094
			Spectrum Brands Escrow Corp.:
100	M		6.375%, 11/15/2020	(a)		107,625
125	M		6.625%, 11/15/2022	(a)		135,938
						2,300,564
			Energy-16.2%
			AmeriGas Finance, LLC:
50	M		6.75%, 5/20/2020			54,625
175	M		7%, 5/20/2022			191,187
175	M		Antero Resources Finance Corp., 6%, 12/1/2020	(a)		183,750
425	M		Atlas Pipeline Partners, LP, 5.875%, 8/1/2023	(a)		425,000
			Basic Energy Services, Inc.:
150	M		7.75%, 2/15/2019			154,125
275	M		7.75%, 10/15/2022			284,625
			Berry Petroleum Co.:
90	M		6.75%, 11/1/2020			97,650
300	M		6.375%, 9/15/2022			320,250
325	M		Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020	(a)		368,062
			Chesapeake Energy Corp.:
200	M		7.25%, 12/15/2018			228,000
375	M		6.625%, 8/15/2020			411,562
25	M		6.875%, 11/15/2020			27,375
150	M		5.75%, 3/15/2023	(d)		152,437
			Concho Resources, Inc.:
325	M		8.625%, 10/1/2017			350,187
175	M		5.5%, 4/1/2023			182,437
			Consol Energy, Inc.:
225	M		8%, 4/1/2017			243,562
550	M		8.25%, 4/1/2020			611,875
100	M		Crosstex Energy, LP, 8.875%, 2/15/2018			108,750
350	M		Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019			371,000
375	M		El Paso Corp., 6.5%, 9/15/2020			416,176
515	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		548,475
			Ferrellgas Partners, LP:
475	M		9.125%, 10/1/2017			511,812
190	M		8.625%, 6/15/2020			193,800
250	M		Forest Oil Corp., 7.25%, 6/15/2019			251,250
			Genesis Energy LP:
450	M		7.875%, 12/15/2018			496,125
75	M		5.75%, 2/15/2021	(a)		77,578
400	M		Inergy Midstream, LP, 6%, 12/15/2020	(a)		418,000
400	M		Legacy Reserves, LP, 8%, 12/1/2020	(a)		416,000
			Linn Energy, LLC:
50	M		6.5%, 5/15/2019			52,563
150	M		6.25%, 11/1/2019	(a)		154,125
175	M		8.625%, 4/15/2020			193,813
300	M		7.75%, 2/1/2021			323,250
400	M		Murray Energy Corp., 10.25%, 10/15/2015	(a)		403,500
			Newfield Exploration Co.:
50	M		7.125%, 5/15/2018			52,188
150	M		5.75%, 1/30/2022			161,250
			Offshore Group Investment, Ltd.:
75	M		7.5%, 11/1/2019	(a)		79,875
150	M		7.125%, 4/1/2023	(a)		153,750
			Penn Virginia Resource Partners, LP:
275	M		8.25%, 4/15/2018			292,875
150	M		8.375%, 6/1/2020			158,250
200	M		Petrohawk Energy Corp., 10.5%, 8/1/2014			211,553
75	M		PetroLogistics, LP, 6.25%, 4/1/2020	(a)		75,844
			Plains Exploration & Production Co.:
150	M		6.125%, 6/15/2019			165,000
75	M		6.5%, 11/15/2020			83,250
			Quicksilver Resources, Inc.:
100	M		8.25%, 8/1/2015			98,875
300	M		9.125%, 8/15/2019			277,500
200	M		Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		217,000
225	M		Range Resources Corp., 5%, 3/15/2023	(a)		230,625
425	M		Samson Investment Co., 9.75%, 2/15/2020	(a)		453,688
675	M		SandRidge Energy, Inc., 7.5%, 2/15/2023			703,688
150	M		SESI, LLC, 6.375%, 5/1/2019			162,000
			SM Energy Co.:
75	M		6.625%, 2/15/2019			80,813
150	M		6.5%, 11/15/2021			164,625
150	M		6.5%, 1/1/2023			165,000
			Suburban Propane Partners, LP:
274	M		7.5%, 10/1/2018			298,660
77	M		7.375%, 8/1/2021			85,278
175	M		Tesoro Logistics, LP, 5.875%, 10/1/2020	(a)		185,500
325	M		Unit Corp., 6.625%, 5/15/2021			342,063
						14,122,076
			Financials-4.2%
			Algeco Scotsman Global Finance, PLC:
400	M		8.5%, 10/15/2018	(a)		431,000
200	M		10.75%, 10/15/2019	(a)		208,000
			Ally Financial, Inc.:
650	M		6.25%, 12/1/2017			729,334
600	M		8%, 3/15/2020			747,000
100	M		CNH Capital, LLC, 6.25%, 11/1/2016			111,000
			International Lease Finance Corp.:
50	M		5.875%, 5/1/2013			50,270
325	M		8.625%, 9/15/2015			370,906
675	M		8.75%, 3/15/2017			797,344
200	M		8.25%, 12/15/2020			245,500
						3,690,354
			Food/Beverage/Tobacco-.3%
75	M		Chiquita Brands International, Inc., 7.875%, 2/1/2021	(a)		78,844
150	M		Vector Group, Ltd., 7.75%, 2/15/2021	(a)		158,250
						237,094
			Food/Drug-1.0%
475	M		NBTY, Inc., 9%, 10/1/2018			533,188
325	M		Tops Holding Corp., 8.875%, 12/15/2017	(a)		358,313
						891,501
			Forest Products/Containers-2.8%
			Ardagh Packaging Finance, PLC:
200	M		7.375%, 10/15/2017	(a)		220,000
300	M		7%, 11/15/2020	(a)		309,000
325	M		Ball Corp., 7.375%, 9/1/2019			361,562
325	M		Clearwater Paper Corp., 7.125%, 11/1/2018			355,062
250	M		CROWN Americas, LLC, 4.5%, 1/15/2023	(a)		243,750
300	M		Greif, Inc., 7.75%, 8/1/2019			351,000
			Sealed Air Corp.:
175	M		8.125%, 9/15/2019	(a)		198,844
75	M		8.375%, 9/15/2021	(a)		86,250
300	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		333,000
						2,458,468
			Gaming/Leisure-.6%
250	M		National CineMedia, LLC, 7.875%, 7/15/2021			279,688
225	M		Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		225,844
						505,532
			Health Care-5.1%
115	M		Aviv Healthcare Properties, LP, 7.75%, 2/15/2019			124,200
175	M		Biomet, Inc., 6.5%, 8/1/2020	(a)		186,375
			Community Health Systems, Inc.:
425	M		8%, 11/15/2019			472,812
225	M		7.125%, 7/15/2020			244,406
			DaVita, Inc.:
200	M		6.375%, 11/1/2018			213,250
125	M		5.75%, 8/15/2022			130,469
150	M		Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)		165,375
600	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(b)	(c)	375
			HCA, Inc.:
100	M		6.375%, 1/15/2015			107,375
75	M		8%, 10/1/2018			87,937
75	M		8.5%, 4/15/2019			82,969
25	M		7.25%, 9/15/2020			27,719
150	M		6.25%, 2/15/2021			160,313
275	M		7.75%, 5/15/2021			307,141
300	M		7.5%, 2/15/2022			345,750
			HealthSouth Corp.:
61	M		7.25%, 10/1/2018			66,033
75	M		8.125%, 2/15/2020			83,063
117	M		7.75%, 9/15/2022			127,823
			Universal Hospital Services, Inc.:
75	M		7.625%, 8/15/2020	(a)		81,000
250	M		7.625%, 8/15/2020			270,313
100	M		Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	(a)		105,688
			Vanguard Health Holding Co. II, LLC:
300	M		8%, 2/1/2018			320,625
225	M		7.75%, 2/1/2019			241,875
450	M		VPI Escrow Corp., 6.375%, 10/15/2020	(a)		476,438
						4,429,324
			Information Technology-2.7%
325	M		Advanced Micro Devices, Inc., 7.5%, 8/15/2022	(a)		296,562
275	M		Audatex North America, Inc., 6.75%, 6/15/2018	(a)		296,312
200	M		CyrusOne, LP, 6.375%, 11/15/2022	(a)		210,500
			Equinix, Inc.:
250	M		8.125%, 3/1/2018			276,406
175	M		7%, 7/15/2021			194,906
325	M		Fidelity National Information Services, Inc., 7.875%, 7/15/2020			368,062
			Hewlett-Packard Co.:
75	M		4.3%, 6/1/2021			76,268
75	M		4.375%, 9/15/2021			76,599
250	M		Lender Processing Services, Inc., 5.75%, 4/15/2023			261,875
275	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019			255,750
						2,313,240
			Manufacturing-4.1%
200	M		Amsted Industries, 8.125%, 3/15/2018	(a)		216,000
			Bombardier, Inc.:
325	M		7.5%, 3/15/2018	(a)		372,531
300	M		7.75%, 3/15/2020	(a)		346,500
200	M		6.125%, 1/15/2023	(a)		208,500
515	M		Case New Holland, Inc., 7.875%, 12/1/2017			605,125
325	M		Dematic SA, 7.75%, 12/15/2020	(a)		339,625
425	M		Edgen Murray Corp., 8.75%, 11/1/2020	(a)		443,062
300	M		EDP Finance BV, 6%, 2/2/2018	(a)		317,250
			Rexel SA:
475	M		6.125%, 12/15/2019	(a)		502,313
200	M		5.25%, 6/15/2020	(a)	(d)	203,500
						3,554,406
			Media-Broadcasting-3.6%
325	M		Allbritton Communication Co., 8%, 5/15/2018			353,437
			Belo Corp.:
100	M		7.75%, 6/1/2027			107,000
25	M		7.25%, 9/15/2027			25,875
375	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)		409,687
			Nexstar Broadcasting, Inc.:
350	M		8.875%, 4/15/2017			386,750
425	M		6.875%, 11/15/2020	(a)		450,500
			Sinclair Television Group, Inc.:
575	M		9.25%, 11/1/2017	(a)		626,031
250	M		5.375%, 4/1/2021	(a)	(d)	249,375
450	M		XM Satellite Radio, Inc., 7.625%, 11/1/2018	(a)		498,938
						3,107,593
			Media-Cable TV-7.1%
			Cablevision Systems Corp.:
400	M		8.625%, 9/15/2017			468,000
100	M		7.75%, 4/15/2018			112,625
			CCO Holdings, LLC:
150	M		7.25%, 10/30/2017			162,187
225	M		7.875%, 4/30/2018			239,906
150	M		7%, 1/15/2019			162,375
175	M		7.375%, 6/1/2020			194,906
75	M		5.25%, 3/15/2021	(a)		74,906
100	M		5.125%, 2/15/2023			97,500
			Cequel Communications Holdings I, LLC:
500	M		8.625%, 11/15/2017	(a)		535,625
225	M		6.375%, 9/15/2020	(a)		234,562
			Clear Channel Worldwide Holdings, Inc.:
25	M		7.625%, 3/15/2020 Series "A"			25,969
350	M		7.625%, 3/15/2020 Series "B"			367,062
150	M		6.5%, 11/15/2022 Series "A"	(a)		157,125
325	M		6.5%, 11/15/2022 Series "B"	(a)		344,500
			DISH DBS Corp.:
525	M		7.875%, 9/1/2019			624,750
125	M		5%, 3/15/2023	(a)		123,594
225	M		Echostar DBS Corp., 7.125%, 2/1/2016			251,156
400	M		Gray Television, Inc., 7.5%, 10/1/2020			429,000
225	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)		250,875
400	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		421,000
			Quebecor Media, Inc.:
251	M		7.75%, 3/15/2016			256,334
25	M		5.75%, 1/15/2023	(a)		25,625
575	M		UPC Holding BV, 9.875%, 4/15/2018	(a)		644,719
						6,204,301
			Media-Diversified-1.5%
382	M		Entravision Communications Corp., 8.75%, 8/1/2017			415,425
350	M		Griffey Intermediate, Inc., 7%, 10/15/2020	(a)		358,750
475	M		Lamar Media Corp., 7.875%, 4/15/2018			519,531
						1,293,706
			Metals/Mining-8.4%
325	M		Alcoa, Inc., 6.15%, 8/15/2020			354,372
225	M		Aleris International, Inc., 7.875%, 11/1/2020			240,750
			ArcelorMittal:
75	M		5%, 2/25/2017			78,557
150	M		6.125%, 6/1/2018			162,180
725	M		10.35%, 6/1/2019			916,618
200	M		6.75%, 2/25/2022			218,942
			Arch Coal, Inc.:
50	M		7%, 6/15/2019			45,375
375	M		7.25%, 10/1/2020			339,375
400	M		7.25%, 6/15/2021			361,000
225	M		Coeur d'Alene Mines Corp., 7.875%, 2/1/2021	(a)		238,781
			FMG Resources (August 2006) Property, Ltd.:
175	M		6.375%, 2/1/2016	(a)		180,906
125	M		6%, 4/1/2017	(a)		129,062
300	M		6.875%, 2/1/2018	(a)		316,500
200	M		8.25%, 11/1/2019	(a)		216,750
100	M		6.875%, 4/1/2022	(a)		105,125
425	M		JMC Steel Group, 8.25%, 3/15/2018	(a)		452,625
150	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020			168,750
425	M		Molycorp, Inc., 10%, 6/1/2020			420,750
			Novelis, Inc.:
700	M		8.375%, 12/15/2017			770,000
50	M		8.75%, 12/15/2020			56,625
			Peabody Energy Corp.:
275	M		6%, 11/15/2018			293,219
175	M		6.5%, 9/15/2020			187,250
375	M		6.25%, 11/15/2021			391,875
			Steel Dynamics, Inc.:
175	M		6.125%, 8/15/2019	(a)		189,875
100	M		6.375%, 8/15/2022	(a)		108,500
			United States Steel Corp.:
75	M		7%, 2/1/2018			81,000
125	M		7.375%, 4/1/2020			131,563
50	M		6.875%, 4/1/2021			51,625
100	M		7.5%, 3/15/2022			105,250
						7,313,200
			Real Estate Investment Trusts-.5%
225	M		Omega Healthcare Investors, Inc., 6.75%, 10/15/2022			249,188
200	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		215,500
						464,688
			Retail-General Merchandise-3.3%
150	M		ARAMARK Corp., 5.75%, 3/15/2020	(a)		154,125
257	M		CKE Restaurants, Inc., 11.375%, 7/15/2018			299,405
275	M		Landry's, Inc., 9.375%, 5/1/2020	(a)		297,688
300	M		Limited Brands, Inc., 8.5%, 6/15/2019			369,750
250	M		Michaels Stores, Inc., 7.75%, 11/1/2018			274,375
275	M		Monitronics International, Inc., 9.125%, 4/1/2020			292,188
600	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)		630,000
300	M		Party City Holdings, Inc., 8.875%, 8/1/2020	(a)		330,750
200	M		Sally Holdings, LLC, 6.875%, 11/15/2019			222,500
						2,870,781
			Services-3.3%
425	M		313 Group, Inc., 6.375%, 12/1/2019	(a)		423,937
375	M		Brickman Group Holdings, Inc., 9.125%, 11/1/2018	(a)		409,687
275	M		CoreLogic, Inc., 7.25%, 6/1/2021			305,250
200	M		Covanta Holding Corp., 6.375%, 10/1/2022			218,682
225	M		H&E Equipment Services, Inc., 7%, 9/1/2022	(a)		248,625
225	M		Iron Mountain, Inc., 7.75%, 10/1/2019			251,156
200	M		Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		216,000
			PHH Corp.:
125	M		9.25%, 3/1/2016			146,563
200	M		7.375%, 9/1/2019			227,000
375	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		420,000
						2,866,900
			Telecommunications-6.6%
			CenturyLink, Inc.:
25	M		5.625%, 4/1/2020			25,599
200	M		5.8%, 3/15/2022			202,851
			Citizens Communications Co.:
750	M		7.125%, 3/15/2019			813,750
300	M		9%, 8/15/2031			311,250
50	M		Frontier Communications Corp., 7.625%, 4/15/2024	(d)		51,562
350	M		GCI, Inc., 8.625%, 11/15/2019			371,000
750	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)		802,500
			Intelsat Jackson Holdings SA:
550	M		8.5%, 11/1/2019			618,063
125	M		7.25%, 10/15/2020			137,813
100	M		PAETEC Holding Corp., 9.875%, 12/1/2018			115,250
150	M		Qwest Communications International, Inc., 7.125%, 4/1/2018			156,563
50	M		Qwest Corp., 6.5%, 6/1/2017			57,898
			Sprint Capital Corp.:
300	M		6.9%, 5/1/2019			330,750
400	M		6.875%, 11/15/2028			411,000
225	M		Telesat Canada, 6%, 5/15/2017	(a)		236,250
			Wind Acquisition Finance SA:
200	M		11.75%, 7/15/2017	(a)		213,000
200	M		7.25%, 2/15/2018	(a)		209,250
			Windstream Corp.:
225	M		7.875%, 11/1/2017			258,188
300	M		7.75%, 10/15/2020			327,000
125	M		6.375%, 8/1/2023	(a)		124,688
						5,774,225
			Transportation-1.0%
275	M		Aircastle, Ltd., 6.25%, 12/1/2019			301,812
			Navios Maritime Holdings:
225	M		8.875%, 11/1/2017			230,906
350	M		8.125%, 2/15/2019			318,500
						851,218
			Utilities-3.1%
			AES Corp.:
125	M		9.75%, 4/15/2016			149,687
100	M		8%, 10/15/2017			118,125
100	M		7.375%, 7/1/2021			116,500
475	M		Atlantic Power Corp., 9%, 11/15/2018			498,750
350	M		Calpine Construction Finance Co., LP, 8%, 6/1/2016	(a)		368,812
42	M		Calpine Corp., 7.875%, 7/31/2020	(a)		46,200
175	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			195,119
475	M		Intergen NV, 9%, 6/30/2017	(a)		469,063
275	M		NRG Energy, Inc., 7.625%, 5/15/2019			298,375
398	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		419,890
						2,680,521
			Waste Management-.3%
275	M		ADS Waste Holdings, Inc., 8.25%, 10/1/2020	(a)		297,687
			Wireless Communications-3.1%
175	M		Cricket Communications, Inc., 7.75%, 10/15/2020			175,437
125	M		DigitalGlobe, Inc., 5.25%, 2/1/2021	(a)		124,687
375	M		Intelsat Luxembourg S.A., 8.125%, 6/1/2023	(a)	(d)	382,500
			MetroPCS Wireless, Inc.:
275	M		7.875%, 9/1/2018			301,813
200	M		6.625%, 11/15/2020			209,750
275	M		6.25%, 4/1/2021	(a)		280,844
300	M		6.625%, 4/1/2023	(a)		307,125
			Sprint Nextel Corp.:
250	M		9.125%, 3/1/2017			296,875
175	M		8.375%, 8/15/2017			204,531
175	M		7%, 8/15/2020			193,375
175	M		6%, 11/15/2022			180,688
						2,657,625
Total Value of Corporate Bonds (cost $75,200,037)						78,464,496
			LOAN PARTICIPATIONS-6.7%
			Building Materials-.3%
224	M		MRC Global, Inc., 6.25%, 10/15/2019	(e)		227,373
			Chemicals-.2%
200	M		Dupont Performance Coatings, Inc., 4.75%, 1/31/2020	(e)		202,975
			Consumer Non-Durables-.3%
230	M		Sun Products Corp., 6.5%, 3/15/2020	(d)	(e)	233,235
			Energy-.3%
225	M		Samson Investment Co., 6%, 9/25/2018	(e)		227,784
			Financial-.5%
405	M		Ocwen Financial Corp., 5%, 1/31/2018	(e)		412,493
			Food/Beverage/Tobacco- .1%
100	M		H.J. Heinz Company, 3.5%, 3/27/2020	(d)	(e)	100,958
			Food/Drug-.9%
500	M		Albertson's, LLC, 5.75%, 2/20/2016	(d)	(e)	508,750
300	M		Supervalu, Inc., 5%, 3/21/2019	(d)	(e)	305,844
						814,594
			Forest Products/Containers-.3%
222	M		Sealed Air Corp., 4%, 10/31/2019	(e)		225,296
			Information Technology-.4%
149	M		Genpact, Ltd., 4.25%, 8/17/2019	(e)		151,240
279	M		Kronos, Inc., 5.5%, 10/30/2019	(e)		282,861
						434,101
			Manufacturing-.4%
385	M		Apex Tool Group, LLC, 4.5%, 1/8/2020	(e)		390,919
			Media-Diversified-.5%
399	M		Getty Images, Inc., 4.75%, 10/18/2019	(e)		404,785
			Metals/Mining-.9%
372	M		Arch Coal, Inc., 5.75%, 5/16/2018	(e)		378,818
399	M		Metals USA, Inc., 6.25%, 10/31/2018	(e)		402,242
						781,060
			Retail-General Merchandise-.9%
298	M		Academy, Ltd., 4.75% 8/3/2018	(e)		302,428
150	M		Burger King Corp., 3.75%, 9/27/2019	(e)		151,134
300	M		General Nutrition Centers, Inc., 3.75%, 3/2/2018	(e)		302,774
						756,336
			Telecommunications-.7%
355	M		Arris Group, Inc., 3.5%, 2/7/2020	(d)	(e)	355,961
300	M		Intelsat Jackson Holdings, Ltd., 3.2047%, 2/1/2014	(e)		300,812
						656,773
Total Value of Loan Participations (cost $5,777,584)						5,868,682
			COMMON STOCKS-.0%
			Telecommunications
3		*	Viatel Holding (Bermuda), Ltd.	(b)		0
5,970		*	World Access, Inc.	(b)		0
Total Value of Common Stocks (cost $97,360)						0
Total Value of Investments (cost $81,074,981)			96.9%			84,333,178
Other Assets, Less Liabilities			3.1			2,687,629
Net Assets			100.0%			$87,020,807

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2013, the Fund held one hundred-eight
144A securities with an aggregate value of $31,456,103 representing 36.1% of the
Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2013, the Fund held three securities that were fair valued by the Valuation Committee with an aggregate value of $375 representing 0% of the Fund's net assets.

(c)	In default as to principal and/or interest payment

(d)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2013.

At March 31, 2013, the cost of investments for federal income tax purposes was
$81,076,481. Accumulated net unrealized appreciation on investments was
$3,256,697, consisting of $4,325,554 gross unrealized appreciation and
$1,068,857 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$78,464,121	$375	$78,464,496
Loan Participations	-	5,868,682	-	5,868,682
Common Stocks	-	-	-	-
Total Investments in Securities*	$-	$84,332,803	$375	$84,333,178

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2012	$375	$-	$375
Purchases	-	-	-
Sales	-	-	-
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, March 31, 2013	$375	$-	$375

The following is a summary of Level 3 inputs by industry

Health Care	$375
Telecommunications	-
$375

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2013.

					Impact to
					Valuation
					from and
	Fair Value	Valuation	Unobservable		Increase
	March 31, 2013	Methodologies	Input(s)(1)	Range	in Input(2)

Corporate Bonds	$375	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

Common Stocks	$-	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2013

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-62.7%
		Fannie Mae-15.5%
$ 486	M	2.5%, 11/1/2027		$ 504,520
1,000	M	3%, 4/11/2043	(a)	1,031,406
1,169	M	4%, 12/1/2040 - 1/1/2041	(a)	1,270,783
683	M	4.5%, 11/1/2040 - 8/1/2041	(a)	742,345
949	M	5.5%, 7/1/2034 - 10/1/2039		1,056,929
191	M	9%, 11/1/2026		227,651
88	M	11%, 10/1/2015		94,780
				4,928,414
		Freddie Mac-4.7%
489	M	2.5%, 1/1/2028		507,262
919	M	4%, 11/1/2040 - 12/1/2040	(a)	988,963
				1,496,225
		Government National Mortgage Association I Program-36.0%
3,404	M	4%, 7/15/2040 - 11/15/2041		3,745,637
2,033	M	4.5%, 12/15/2039 - 6/15/2040		2,251,976
3,587	M	5%, 6/15/2033 - 6/15/2040		3,974,881
1,049	M	5.5%, 2/15/2033 - 11/15/2038		1,175,726
240	M	6%, 11/15/2032 - 4/15/2036		273,091
				11,421,311
		Government National Mortgage Association II Program-6.5%
993	M	3%, 11/20/2042		1,041,033
963	M	3.5%, 9/20/2042		1,031,610
				2,072,643
Total Value of Residential Mortgage-Backed Securities (cost $19,290,932)				19,918,593
		U.S. GOVERNMENT AGENCY OBLIGATIONS-29.4%
		Fannie Mae:
1,500	M	1.625%, 10/26/2015		1,547,755
1,000	M	1.25%, 1/30/2017		1,022,787
1,000	M	0.875%, 8/28/2017		1,003,691
1,000	M	Federal Farm Credit Bank, 4.875%, 1/17/2017		1,162,361
1,250	M	Federal Home Loan Bank, 5.375%, 5/18/2016		1,442,465
		Freddie Mac:
1,000	M	0.875%, 3/7/2018		999,226
1,000	M	1.25%, 8/1/2019		996,889
1,000	M	Tennessee Valley Authority, 4.5%, 4/1/2018		1,173,295
Total Value of U.S. Government Agency Obligations (cost $9,174,295)				9,348,469
		U.S. GOVERNMENT OBLIGATIONS-5.1%
421	M	FDA Queens, LP, 6.99%, 6/15/2017	(b)	459,406
1,100	M	U.S. Treasury Note, 1.875%, 9/30/2017		1,159,211
Total Value of U.S. Government Obligations (cost $1,638,798)				1,618,617
		COMMERCIAL MORTGAGE-BACKED SECURITIES-1.6%
		Federal Home Loan Mortgage Corporation
500	M	FHLMC Multifamily Structured Pass Thru, 2.13%, 1/25/2019 (cost $517,266)		520,529
		CORPORATE BONDS-1.6%
		Financials
500	M	Excalibur One 77B LLC, 1.491%, 1/1/2025 (cost $497,375)		497,482
Total Value of Investments (cost $31,118,666)		100.4%		31,903,690
Excess of Liabilities Over Other Assets		(.4)		(143,629)
Net Assets		100.0%		$31,760,061

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2013, the Fund held one 144A securities with an aggregate value of $459,406 representing 1.4% of the Fund's net assets.

At March 31, 2013, the cost of investments for federal income tax purposes was
$31,118,666. Accumulated net unrealized appreciation on investments was
$785,024, consisting of $906,320 gross unrealized appreciation and $121,296 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$19,918,593	$-	$19,918,593
U.S. Government Agency
Obligations	-	9,348,469	-	9,348,469
U.S. Government Obligations	-	1,618,617	-	1,618,617
Commercial
Mortgage-Backed Securities	-	520,529	-	520,529
Corporate Bonds	-	497,482	-	497,482
Total Investments in Securities	$-	$31,903,690	$-	$31,903,690

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.3%
			Consumer Discretionary-15.3%
53,500			Allison Transmission Holdings, Inc.	$ 1,284,535
118,600			Best Buy Company, Inc.	2,626,990
32,900		*	BorgWarner, Inc.	2,544,486
121,900			CBS Corporation - Class "B"	5,691,511
11,864			Coach, Inc.	593,081
185,200			Dana Holding Corporation	3,302,116
86,600			Delphi Automotive, PLC	3,845,040
120,800			GNC Holdings, Inc. - Class "A"	4,745,024
50,800			Home Depot, Inc.	3,544,824
89,300			L Brands, Inc.	3,988,138
8,200			Lowe's Companies, Inc.	310,944
32,700			McDonald's Corporation	3,259,863
133,743			Newell Rubbermaid, Inc.	3,490,692
113,300			Pier 1 Imports, Inc.	2,605,900
58,700		*	Select Comfort Corporation	1,160,499
213,300			Staples, Inc.	2,864,619
42,898		*	Steiner Leisure, Ltd.	2,074,547
180,870			Stewart Enterprises, Inc. - Class "A"	1,680,282
31,200		*	TRW Automotive Holdings Corporation	1,716,000
28,400			Tupperware Brands Corporation	2,321,416
45,400			Walt Disney Company	2,578,720
65,383			Wyndham Worldwide Corporation	4,215,896
				60,445,123
			Consumer Staples-9.8%
119,100			Altria Group, Inc.	4,095,849
128,500			Avon Products, Inc.	2,663,805
122,978			Coca-Cola Company	4,973,230
80,800			CVS Caremark Corporation	4,443,192
43,500			Herbalife, Ltd.	1,629,075
98,627			Nu Skin Enterprises, Inc. - Class "A"	4,359,313
35,700			PepsiCo, Inc.	2,824,227
78,100			Philip Morris International, Inc.	7,240,651
38,513			Procter & Gamble Company	2,967,812
49,650			Wal-Mart Stores, Inc.	3,715,310
				38,912,464
			Energy-10.7%
39,400			Anadarko Petroleum Corporation	3,445,530
41,100			Chevron Corporation	4,883,502
65,200			ConocoPhillips	3,918,520
15,100			Devon Energy Corporation	851,942
41,400			Ensco, PLC - Class "A"	2,484,000
68,211			ExxonMobil Corporation	6,146,493
9,000			Hess Corporation	644,490
99,522			Marathon Oil Corporation	3,355,882
40,411			Marathon Petroleum Corporation	3,620,826
37,450			National Oilwell Varco, Inc.	2,649,588
100,800			Noble Corporation	3,845,520
32,850			Phillips 66	2,298,515
16,994			Sasol, Ltd. (ADR)	753,514
13,700			Schlumberger, Ltd.	1,025,993
86,407			Suncor Energy, Inc.	2,593,074
				42,517,389
			Financials-9.8%
65,806			American Express Company	4,439,273
39,800			Ameriprise Financial, Inc.	2,931,270
61,300			Brookline Bancorp, Inc.	560,282
73,543			Discover Financial Services	3,297,668
26,600			Financial Select Sector SPDR Fund (ETF)	483,854
82,400			FirstMerit Corporation	1,362,072
49,500		*	Health Insurance Innovations, Inc. - Class "A"	746,955
37,100			Invesco, Ltd.	1,074,416
112,688			JPMorgan Chase & Company	5,348,172
36,100			M&T Bank Corporation	3,724,076
28,500			MetLife, Inc.	1,083,570
27,000			Morgan Stanley	593,460
46,900			PNC Financial Services Group, Inc.	3,118,850
27,000			SPDR S&P Regional Banking (ETF)	858,600
101,779		*	Sunstone Hotel Investors, Inc. (REIT)	1,252,899
100,500			U.S. Bancorp	3,409,965
99,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,154,240
67,767			Wells Fargo & Company	2,506,701
				38,946,323
			Health Care-12.2%
97,100			Abbott Laboratories	3,429,572
82,500			AbbVie, Inc.	3,364,350
44,600		*	Actavis, Inc.	4,108,106
28,730			Baxter International, Inc.	2,086,947
21,600			Covidien, PLC	1,465,344
57,722		*	Express Scripts Holding Company	3,327,673
111,800		*	Gilead Sciences, Inc.	5,470,374
76,675			Johnson & Johnson	6,251,313
17,100			McKesson Corporation	1,846,116
85,943			Merck & Company, Inc.	3,801,259
244,039			Pfizer, Inc.	7,042,966
74,243			Thermo Fisher Scientific, Inc.	5,678,847
49,600			Warner Chilcott, PLC - Class "A"	672,080
				48,544,947
			Industrials-15.4%
52,594			3M Company	5,591,268
53,546			ADT Corporation	2,620,541
70,300			Altra Holdings, Inc.	1,913,566
37,000		*	Armstrong World Industries, Inc.	2,067,930
30,300			Caterpillar, Inc.	2,635,191
34,037			Chicago Bridge & Iron Company NV - NY Shares	2,113,698
40,000		*	Esterline Technologies Corporation	3,028,000
26,700			Gardner Denver, Inc.	2,005,437
92,500			Generac Holdings, Inc.	3,268,950
110,296			General Electric Company	2,550,044
60,040			Honeywell International, Inc.	4,524,014
18,053			IDEX Corporation	964,391
48,000			ITT Corporation	1,364,640
12,700			Lockheed Martin Corporation	1,225,804
64,296			Pentair, Ltd.	3,391,614
17,500			Raytheon Company	1,028,825
28,500			Snap-on, Inc.	2,356,950
93,500			TAL International Group, Inc.	4,236,485
89,100			Textainer Group Holdings, Ltd.	3,523,905
41,600			Triumph Group, Inc.	3,265,600
105,500			Tyco International, Ltd.	3,376,000
44,300			United Technologies Corporation	4,138,949
				61,191,802
			Information Technology-17.4%
12,500			Apple, Inc.	5,532,875
171,400		*	Arris Group, Inc.	2,942,938
51,200			Avago Technologies, Ltd.	1,839,104
20,100		*	CACI International, Inc. - Class "A"	1,163,187
236,500			Cisco Systems, Inc.	4,945,215
28,500		*	eBay, Inc.	1,545,270
171,300		*	EMC Corporation	4,092,357
14,500			Global Payments, Inc.	720,070
91,000			Hewlett-Packard Company	2,169,440
164,452			Intel Corporation	3,593,276
43,629			International Business Machines Corporation	9,306,066
86,100			Intersil Corporation - Class "A"	749,931
249,500			Microsoft Corporation	7,138,195
75,900		*	NeuStar, Inc. - Class "A"	3,531,627
99,500			Oracle Corporation	3,217,830
46,355		*	PTC, Inc.	1,181,589
77,488			QUALCOMM, Inc.	5,187,822
130,460		*	Symantec Corporation	3,219,753
67,200			TE Connectivity, Ltd.	2,817,696
171,400		*	Yahoo!, Inc.	4,033,042
				68,927,283
			Materials-6.0%
44,700			Celanese Corporation - Series "A"	1,969,035
47,500			Cytec Industries, Inc.	3,518,800
77,240			Freeport-McMoRan Copper & Gold, Inc.	2,556,644
115,000			International Paper Company	5,356,700
19,900			Kronos Worldwide, Inc.	311,435
63,800			LyondellBasell Industries NV - Class "A"	4,037,902
11,600			Praxair, Inc.	1,293,864
38,100			Rock-Tenn Company - Class "A"	3,535,299
38,050			RPM International, Inc.	1,201,619
				23,781,298
			Telecommunication Services-2.5%
123,783			AT&T, Inc.	4,541,598
113,100			Verizon Communications, Inc.	5,558,865
				10,100,463
			Utilities-.2%
14,426			Atmos Energy Corporation	615,846
Total Value of Common Stocks (cost $258,210,382)				393,982,938
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.5%
$2,000	M		U.S. Treasury Bills, 0.077%, 4/18/2013 (cost $1,999,914)	1,999,914
Total Value of Investments (cost $260,210,296)			99.8%	395,982,852
Other Assets, Less Liabilities			.2	604,924
Net Assets			100.0%	$396,587,776

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2013, the cost of investments for federal income tax purposes was $261,845,617. Accumulated net unrealized appreciation on investments was $134,137,235, consisting of $139,907,034 gross unrealized appreciation and $5,769,799 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$393,982,938	$-	$-	$393,982,938
Short-Term U.S. Government
Obligations	-	1,999,914	-	1,999,914
Total Investments in Securities*	$393,982,938	$1,999,914	$-	$395,982,852

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS-98.7%
		United Kingdom-24.2%
223,442	*	Barratt Developments, PLC	$ 929,976
141,358		British American Tobacco, PLC	7,570,489
112,785		Diageo, PLC	3,553,591
187,963		Domino's Pizza Group, PLC	1,719,600
80,156		Fresnillo, PLC	1,650,417
358,016		HSBC Holdings, PLC	3,818,975
99,728	*	Persimmon, PLC	1,618,799
133,622	*	Rolls-Royce Holdings, PLC	2,292,738
80,467		SABMiller, PLC	4,232,469
149,357		Standard Chartered, PLC	3,863,365
			31,250,419
		Switzerland-13.6%
18,408	*	DKSH Holding, Ltd.	1,652,336
574		Lindt & Spruengli AG	2,214,290
72,085		Nestle SA - Registered	5,225,868
1,596		SGS SA - Registered	3,923,637
296,059	*	UBS AG - Registered	4,548,982
			17,565,113
		India-11.1%
346,922		HDFC Bank, Ltd.	3,991,678
232		HDFC Bank, Ltd. (ADR)	8,681
155,246		Hindustan Unilever, Ltd.	1,333,802
367,092		Housing Development Finance Corporation, Ltd.	5,580,676
613,512		ITC, Ltd.	3,493,124
			14,407,961
		France-10.4%
36,852		BNP Paribas SA	1,894,748
33,599		Bureau Veritas SA	4,189,305
19,148		Essilor International SA	2,132,992
3,099		Hermes International	1,077,821
12,532		L'Oreal SA	1,990,611
17,555		Pernod Ricard SA	2,191,332
			13,476,809
		Canada-7.7%
31,940		Bank of Nova Scotia	1,859,276
55,336		Enbridge, Inc.	2,574,667
66,729		Goldcorp, Inc.	2,242,362
43,218	*	Valeant Pharmaceuticals International, Inc.	3,242,786
			9,919,091
		Netherlands-7.4%
27,181		Core Laboratories NV	3,748,804
142,158		Unilever NV - CVA	5,833,195
			9,581,999
		United States-6.9%
24,916		Accenture, PLC - Class "A"	1,892,869
75,591		Philip Morris International, Inc.	7,008,042
			8,900,911
		Hong Kong-3.4%
122,472		Link REIT (REIT)	667,371
305,669		L'Occitane International SA	929,295
540,681		Sands China, Ltd.	2,803,477
			4,400,143
		Germany-2.6%
41,613		SAP AG	3,339,684
		Australia-2.5%
87,789		Newcrest Mining, Ltd.	1,835,058
40,630		Ramsay Health Care, Ltd.	1,368,185
			3,203,243
		Denmark-2.4%
19,204		Novo Nordisk A/S - Series "B"	3,101,153
		Belgium-2.2%
29,309		Anheuser-Busch InBev NV	2,907,340
		Ireland-1.5%
21,005		Paddy Power, PLC	1,894,000
		Japan-1.1%
16,500		Daito Trust Construction Company, Ltd.	1,414,486
		Mexico-1.1%
430,882		Wal-Mart de Mexico SAB de CV	1,407,272
		Italy-.6%
16,714		Luxottica Group SpA	839,392
Total Value of Common Stocks (cost $89,010,040)		98.7%	127,609,016
Other Assets, Less Liabilities		1.3	1,618,623
Net Assets		100.0%	$129,227,639

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2013, the cost of investments for federal income tax purposes was $89,582,588. Accumulated net unrealized appreciation on investments was $38,026,428, consisting of $40,702,578 gross unrealized appreciation and $2,676,150 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$31,250,419	$-	$-	$31,250,419
Switzerland	17,565,113	-	-	17,565,113
India	14,407,961	-	-	14,407,961
France	13,476,809	-	-	13,476,809
Canada	9,919,091	-	-	9,919,091
Netherlands	9,581,999	-	-	9,581,999
United States	8,900,911	-	-	8,900,911
Hong Kong	4,400,143	-	-	4,400,143
Germany	3,339,684	-	-	3,339,684
Australia	3,203,243	-	-	3,203,243
Denmark	-	3,101,153	-	3,101,153
Belgium	2,907,340	-	-	2,907,340
Ireland	1,894,000	-	-	1,894,000
Japan	1,414,486	-	-	1,414,486
Mexico	-	1,407,272	-	1,407,272
Italy	839,392	-	-	839,392
Total Investments in Securities*	$123,100,591	$4,508,425	$-	$127,609,016

* Includes certain foreign securities that were fair valued due to fluctuations in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $4,508,425 of investment securities were classified as Level 2 instead of Level 1.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2013

Principal
Amount		Security		Value
		CORPORATE BONDS-98.1%
		Aerospace/Defense-.4%
$200	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$ 208,569
		Agriculture-.7%
340	M	Cargill, Inc., 6%, 11/27/2017	(a)	405,595
		Automotive-.7%
400	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	419,986
		Chemicals-1.7%
450	M	CF Industries, Inc., 7.125%, 5/1/2020		558,353
400	M	Dow Chemical Co., 4.25%, 11/15/2020		440,708
				999,061
		Consumer Durables-1.1%
250	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		277,825
300	M	Stanley Black & Decker, 5.2%, 9/1/2040		337,731
				615,556
		Energy-10.9%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	725,686
200	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	263,708
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		527,877
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		506,383
429	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	447,405
400	M	Nabors Industries, Inc., 6.15%, 2/15/2018		455,282
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022		398,101
500	M	Petrobras International Finance Co., 5.375%, 1/27/2021		541,997
400	M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	419,978
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		483,684
489	M	Suncor Energy, Inc., 6.85%, 6/1/2039		647,648
300	M	Valero Energy Corp., 9.375%, 3/15/2019		409,779
400	M	Weatherford International, Inc., 6.35%, 6/15/2017		459,126
				6,286,654
		Financial Services-12.9%
250	M	Aflac, Inc., 8.5%, 5/15/2019		338,301
600	M	American Express Co., 7%, 3/19/2018		750,026
		American International Group, Inc.:
300	M	4.875%, 9/15/2016		334,111
300	M	8.25%, 8/15/2018		389,533
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		422,361
400	M	BlackRock, Inc., 5%, 12/10/2019		475,291
350	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	444,577
200	M	Compass Bank, 6.4%, 10/1/2017		217,595
500	M	ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	551,859
600	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		662,346
		General Electric Capital Corp.:
200	M	5.625%, 9/15/2017		234,630
500	M	5.3%, 2/11/2021		574,124
400	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	419,101
400	M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	432,359
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	439,409
400	M	Protective Life Corp., 7.375%, 10/15/2019		491,654
200	M	Prudential Financial, Inc., 6%, 12/1/2017		238,872
				7,416,149
		Financials-19.0%
		Bank of America Corp.:
200	M	5.65%, 5/1/2018		231,621
200	M	5%, 5/13/2021		224,561
250	M	5.7%, 1/24/2022		293,354
600	M	Barclays Bank, PLC, 5.125%, 1/8/2020		691,219
300	M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018		373,222
		Citigroup, Inc.:
450	M	5%, 9/15/2014		472,680
800	M	6.125%, 11/21/2017		946,870
200	M	4.5%, 1/14/2022		222,770
400	M	Fifth Third Bancorp, 3.5%, 3/15/2022		417,564
		Goldman Sachs Group, Inc.:
600	M	6.15%, 4/1/2018		707,795
200	M	5.75%, 1/24/2022		232,956
300	M	3.625%, 1/22/2023		302,730
400	M	6.75%, 10/1/2037		449,650
		JPMorgan Chase & Co.:
600	M	6%, 1/15/2018		713,768
200	M	4.5%, 1/24/2022		219,586
		Merrill Lynch & Co., Inc.:
150	M	5%, 1/15/2015		159,637
645	M	6.4%, 8/28/2017		757,772
		Morgan Stanley:
600	M	5.95%, 12/28/2017		695,377
500	M	6.625%, 4/1/2018		598,351
600	M	SunTrust Banks, Inc., 6%, 9/11/2017		709,006
293	M	UBS AG, 4.875%, 8/4/2020		339,923
		Wells Fargo & Co.:
600	M	4.6%, 4/1/2021		686,395
200	M	3.5%, 3/8/2022		210,603
300	M	3.45%, 2/13/2023		302,644
				10,960,054
		Food/Beverage/Tobacco-8.1%
500	M	Altria Group, Inc., 9.7%, 11/10/2018		696,635
500	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		603,922
300	M	Bottling Group, LLC, 5.125%, 1/15/2019		354,908
300	M	Bunge Ltd., Finance Corp., 3.2%, 6/15/2017		310,622
400	M	Corn Products International, Inc., 4.625%, 11/1/2020		446,226
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		501,880
400	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		485,819
300	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		341,465
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018		480,844
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	428,944
				4,651,265
		Food/Drug-.7%
400	M	Safeway, Inc., 4.75%, 12/1/2021		431,355
		Forest Products/Containers-.7%
300	M	International Paper Co., 9.375%, 5/15/2019		412,807
		Gaming/Leisure-.7%
400	M	Marriott International, Inc., 3.25%, 9/15/2022		402,414
		Health Care-3.8%
400	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		490,142
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021		511,808
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		411,427
400	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	394,695
200	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		239,112
100	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	124,529
				2,171,713
		Information Technology-3.9%
400	M	Corning, Inc., 4.75%, 3/15/2042		409,214
400	M	Harris Corp., 4.4%, 12/15/2020		439,271
500	M	Motorola Solutions, Inc., 6%, 11/15/2017		585,840
400	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		437,126
400	M	Symantec Corp., 3.95%, 6/15/2022		411,739
				2,283,190
		Manufacturing-4.2%
380	M	CRH America, Inc., 8.125%, 7/15/2018		472,790
300	M	General Electric Co., 5.25%, 12/6/2017		351,787
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		483,340
300	M	Johnson Controls, Inc., 5%, 3/30/2020		341,972
300	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		359,107
400	M	Tyco Flow Control International, Ltd., 3.15%, 9/15/2022	(a)	394,071
				2,403,067
		Media-Broadcasting-2.9%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	547,311
400	M	Comcast Corp., 4.25%, 1/15/2033		403,991
300	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		307,231
300	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		410,903
				1,669,436
		Media-Diversified-1.4%
		McGraw-Hill Cos., Inc.:
200	M	6.55%, 11/15/2037		210,980
200	M	5.9%, 11/15/2017		225,939
300	M	Vivendi SA, 6.625%, 4/4/2018	(a)	351,200
				788,119
		Metals/Mining-4.9%
500	M	Alcoa, Inc., 6.15%, 8/15/2020		545,190
400	M	ArcelorMittal, 6.125%, 6/1/2018		432,480
400	M	Newmont Mining Corp., 5.125%, 10/1/2019		463,103
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		527,690
400	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		453,027
400	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	430,956
				2,852,446
		Real Estate Investment Trusts-5.9%
500	M	Boston Properties, LP, 5.875%, 10/15/2019		602,468
500	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		555,346
500	M	HCP, Inc., 5.375%, 2/1/2021		581,747
400	M	ProLogis, LP, 6.625%, 5/15/2018		481,545
300	M	Realty Income Corp., 3.25%, 10/15/2022		294,344
400	M	Simon Property Group, LP, 5.75%, 12/1/2015		446,927
400	M	Ventas Realty, LP, 4.75%, 6/1/2021		445,276
				3,407,653
		Retail-General Merchandise-2.1%
600	M	GAP, Inc., 5.95%, 4/12/2021		686,984
400	M	Home Depot, Inc., 5.875%, 12/16/2036		498,891
				1,185,875
		Telecommunications-3.4%
300	M	BellSouth Corp., 6.55%, 6/15/2034		355,721
105	M	BellSouth Telecommunications, 6.375%, 6/1/2028		127,316
300	M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042	(a)	302,315
309	M	GTE Corp., 6.84%, 4/15/2018		382,274
300	M	Rogers Communications, Inc., 3%, 3/15/2023		301,692
400	M	Verizon New York, Inc., 7.375%, 4/1/2032		503,923
				1,973,241
		Transportation-2.6%
300	M	Burlington Northern Santa Fe, LLC, 3%, 3/15/2023		302,929
300	M	Con-way, Inc., 7.25%, 1/15/2018		353,764
400	M	GATX Corp., 4.75%, 6/15/2022		424,970
400	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	422,613
				1,504,276
		Utilities-5.4%
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	359,325
300	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	366,727
400	M	Entergy Arkansas, Inc., 3.75%, 2/15/2021		438,072
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		453,344
		Great River Energy Co.:
113	M	5.829%, 7/1/2017	(a)	122,489
298	M	4.478%, 7/1/2030	(a)	328,510
400	M	Ohio Power Co., 5.375%, 10/1/2021		482,286
400	M	Sempra Energy, 9.8%, 2/15/2019		562,936
				3,113,689
Total Value of Corporate Bonds (cost $52,124,639)		98.1%		56,562,170
Other Assets, Less Liabilities		1.9		1,113,236
Net Assets		100.0%		$57,675,406

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2013, the Fund held twenty-five 144A securities with an aggregate value of $9,751,917 representing 16.9% of the Fund's net assets.

At March 31, 2013, the cost of investments for federal income tax purposes was
$52,124,639. Accumulated net unrealized appreciation on investments was
$4,437,531, consisting of $4,496,836 gross unrealized appreciation and $59,305 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$56,562,170	$-	$56,562,170

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2013

Shares		Security		Value
		COMMON STOCKS-81.5%
		Consumer Discretionary-14.0%
525		Allison Transmission Holdings, Inc.		$ 12,605
200	*	BorgWarner, Inc.		15,468
150		Coach, Inc.		7,498
1,150		Dana Holding Corporation		20,504
850	*	Del Frisco's Restaurant Group, Inc.		14,110
750		Delphi Automotive, PLC		33,300
650		GNC Holdings, Inc. - Class "A"		25,532
450		L Brands, Inc.		20,097
650		Newell Rubbermaid, Inc.		16,965
100		Nordstrom, Inc.		5,523
600	*	Orient-Express Hotels, Ltd. - Class "A"		5,916
850		Pier 1 Imports, Inc.		19,550
50		Ralph Lauren Corporation		8,466
200	*	Select Comfort Corporation		3,954
1,500		Stewart Enterprises, Inc. - Class "A"		13,935
375	*	TRW Automotive Holdings Corporation		20,625
250		Tupperware Brands Corporation		20,435
250		Wyndham Worldwide Corporation		16,120
				280,603
		Consumer Staples-5.0%
500		Avon Products, Inc.		10,365
275		Herbalife, Ltd.		10,299
100		McCormick & Company, Inc.		7,355
650		Nu Skin Enterprises, Inc. - Class "A"		28,730
1,475	*	Prestige Brands Holdings, Inc.		37,893
155		Tootsie Roll Industries, Inc.		4,621
				99,263
		Energy-6.2%
50	*	Dril-Quip, Inc.		4,358
350		Ensco, PLC - Class "A"		21,000
100		EOG Resources, Inc.		12,807
250		EQT Corporation		16,938
100		Hess Corporation		7,161
350		National Oilwell Varco, Inc.		24,763
300		Noble Corporation		11,445
300	*	Plains Exploration & Production Company		14,241
600		Talisman Energy, Inc.		7,350
350	*	Weatherford International, Ltd.		4,249
				124,312
		Financials-11.1%
150		Ameriprise Financial, Inc.		11,047
500		Berkshire Hills Bancorp, Inc.		12,770
450		Brookline Bancorp, Inc.		4,113
250		City National Corporation		14,727
550		Discover Financial Services		24,662
400		Douglas Emmett, Inc. (REIT)		9,972
50		Federal Realty Investment Trust (REIT)		5,402
250		Financial Select Sector SPDR Fund (ETF)		4,548
600		FirstMerit Corporation		9,918
400	*	Health Insurance Innovations, Inc. - Class "A"		6,036
100		IBERIABANK Corporation		5,002
350		Invesco, Ltd.		10,136
200		M&T Bank Corporation		20,632
600		NASDAQ OMX Group, Inc.		19,380
250		Oritani Financial Corporation		3,873
600		Protective Life Corporation		21,480
250		SPDR S&P Regional Banking (ETF)		7,950
200		Tompkins Financial Corporation		8,456
475		Waddell & Reed Financial, Inc. - Class "A"		20,796
				220,900
		Health Care-7.7%
350	*	Actavis, Inc.		32,239
200		DENTSPLY International, Inc.		8,484
425	*	Gilead Sciences, Inc.		20,795
250		McKesson Corporation		26,990
50		Perrigo Company		5,937
250	*	Sirona Dental Systems, Inc.		18,432
350		Thermo Fisher Scientific, Inc.		26,772
1,000		Warner Chilcott, PLC - Class "A"		13,550
				153,199
		Industrials-16.6%
200		A.O. Smith Corporation		14,714
575		Altra Holdings, Inc.		15,651
250	*	Armstrong World Industries, Inc.		13,972
300		Chicago Bridge & Iron Company NV - NY Shares		18,630
300	*	Esterline Technologies Corporation		22,710
200		G&K Services, Inc. - Class "A"		9,102
150		Gardner Denver, Inc.		11,265
635		Generac Holdings, Inc.		22,441
200		IDEX Corporation		10,684
525		ITT Corporation		14,926
200		J.B. Hunt Transport Services, Inc.		14,896
350		Pentair, Ltd.		18,463
200		Regal-Beloit Corporation		16,312
100		Roper Industries, Inc.		12,731
200		Snap-on, Inc.		16,540
500		TAL International Group, Inc.		22,655
425		Textainer Group Holdings, Ltd.		16,809
500		Triumph Group, Inc.		39,250
350	*	United Rentals, Inc.		19,240
				330,991
		Information Technology-10.2%
1,250	*	Arris Group, Inc.		21,462
400	*	ATMI, Inc.		8,972
550		Avago Technologies, Ltd.		19,756
200	*	CACI International, Inc. - Class "A"		11,574
375	*	Cirrus Logic, Inc.		8,531
100	*	Fiserv, Inc.		8,783
150		Global Payments, Inc.		7,449
325		Intersil Corporation - Class "A"		2,831
150		Intuit, Inc.		9,848
650	*	NeuStar, Inc. - Class "A"		30,244
900	*	Symantec Corporation		22,212
725		TE Connectivity, Ltd.		30,399
750		Technology Select Sector SPDR Fund (ETF)		22,702
				204,763
		Materials-7.1%
200		Agrium, Inc.		19,500
400	*	Clearwater Paper Corporation		21,076
250		Cytec Industries, Inc.		18,520
250		Freeport-McMoRan Copper & Gold, Inc.		8,275
560		International Paper Company		26,085
100		Praxair, Inc.		11,154
275		Rock-Tenn Company - Class "A"		25,517
150		Sigma-Aldrich Corporation		11,652
				141,779
		Telecommunication Services-.4%
675		NTELOS Holdings Corporation		8,647
		Utilities-3.2%
300		AGL Resources, Inc.		12,585
300		Portland General Electric Company		9,099
375		SCANA Corporation		19,185
550		Wisconsin Energy Corporation		23,590
				64,459
Total Value of Common Stocks (cost $1,471,736)			81.5%	1,628,916
Other Assets, Less Liabilities			18.5	370,850
Net Assets			100.0%	$1,999,766

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2013, the cost of investments for federal income tax purposes was
$1,471,736. Accumulated net unrealized appreciation on investments was
$157,180, consisting of $164,799 gross unrealized appreciation and $7,619 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,628,916	$-	$-	$1,628,916

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS-97.3%
		Consumer Discretionary-15.9%
10,800		Abercrombie & Fitch Company - Class "A"	$ 498,960
12,525		Home Depot, Inc.	873,994
11,610		Mattel, Inc.	508,402
14,450		Ross Stores, Inc.	875,959
20,070		TJX Companies, Inc.	938,273
7,880		Tupperware Brands Corporation	644,111
			4,339,699
		Consumer Staples-10.0%
6,090		Costco Wholesale Corporation	646,210
9,110		Ingredion, Inc.	658,835
6,530		Kimberly-Clark Corporation	639,809
23,640		Kroger Company	783,430
			2,728,284
		Energy-5.6%
4,030		Chevron Corporation	478,845
4,340		ExxonMobil Corporation	391,077
6,610		Helmerich & Payne, Inc.	401,227
3,170		Occidental Petroleum Corporation	248,433
			1,519,582
		Financials-8.0%
13,910		American Express Company	938,369
16,720		East West Bancorp, Inc.	429,202
5,030		Travelers Companies, Inc.	423,476
11,790		U.S. Bancorp	400,035
			2,191,082
		Health Care-14.9%
9,720	*	Actavis, Inc.	895,309
7,690		Cooper Companies, Inc.	829,597
5,230		Johnson & Johnson	426,402
6,420		McKesson Corporation	693,103
10,100		Omnicare, Inc.	411,272
17,590		ResMed, Inc.	815,472
			4,071,155
		Industrials-10.1%
9,820	*	Alaska Air Group, Inc.	628,087
18,430		AMETEK, Inc.	799,125
14,950		Robert Half International, Inc.	561,074
7,450		Wabtec Corporation	760,720
			2,749,006
		Information Technology-28.3%
12,797		Accenture, PLC - Class "A"	972,188
5,000	*	Alliance Data Systems Corporation	809,450
2,550		Apple, Inc.	1,128,706
83,820	*	Brocade Communications Systems, Inc.	483,641
69,410	*	Cadence Design Systems, Inc.	966,881
2,530		International Business Machines Corporation	539,649
9,720		Motorola Solutions, Inc.	622,372
22,600	*	NetApp, Inc.	772,016
18,740		Oracle Corporation	606,052
14,200	*	Solarwinds, Inc.	839,220
			7,740,175
		Materials-2.8%
4,040		CF Industries Holdings, Inc.	769,095
		Utilities-1.7%
19,100		Centerpoint Energy, Inc.	457,636
Total Value of Common Stocks (cost $20,362,878)		97.3%	26,565,714
Other Assets, Less Liabilities		2.7	726,579
Net Assets		100.0%	$27,292,293

*	Non-income producing

At March 31, 2013, the cost of investments for federal income tax purposes was $20,363,398. Accumulated net unrealized appreciation on investments was $6,202,316, consisting of $6,287,093 gross unrealized appreciation and $84,777 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,565,714	$-	$-	$26,565,714

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.3%
			Consumer Discretionary-19.9%
84,075			American Eagle Outfitters, Inc.	$ 1,572,202
81,500			Best Buy Company, Inc.	1,805,225
60,225		*	Deckers Outdoor Corporation	3,353,930
168,525		*	Express, Inc.	3,001,430
67,425			Foot Locker, Inc.	2,308,632
78,725			Hillenbrand, Inc.	1,990,168
68,550		*	Iconix Brand Group, Inc.	1,773,388
316,400		*	Live Nation Entertainment, Inc.	3,913,868
71,275			Men's Wearhouse, Inc.	2,382,011
22,900			PVH Corporation	2,445,949
238,950			Regal Entertainment Group - Class "A"	3,983,296
123,452		*	Starz-Liberty Capital	2,734,462
20,000		*	Visteon Corporation	1,154,000
89,850		*	WMS Industries, Inc.	2,265,119
				34,683,680
			Consumer Staples-.7%
102,641		*	Dole Food Company, Inc.	1,118,787

			Energy-9.7%
117,925		*	Approach Resources, Inc.	2,902,134
50,125			Calumet Specialty Products Partners, LP	1,867,156
89,100		*	Denbury Resources, Inc.	1,661,715
124,512		*	Matrix Service Company	1,855,229
130,700		*	Midstates Petroleum Company, Inc.	1,117,485
312,850		*	PetroQuest Energy, Inc.	1,389,054
100,925		*	Stone Energy Corporation	2,195,119
53,975			Western Refining, Inc.	1,911,255
39,100		*	Whiting Petroleum Corporation	1,987,844
				16,886,991
			Financials-15.5%
7,652		*	Alleghany Corporation	3,029,580
62,200			American Financial Group, Inc.	2,947,036
270,600			Anworth Mortgage Asset Corporation (REIT)	1,712,898
96,350			Aspen Insurance Holdings, Ltd.	3,717,183
123,875			Capitol Federal Financial, Inc.	1,495,171
115,950		*	EZCORP, Inc. - Class "A"	2,469,735
404,275			MFA Financial, Inc. (REIT)	3,767,843
57,825			Mid-America Apartment Communities, Inc. (REIT)	3,993,394
76,925			Montpelier Re Holdings, Ltd.	2,003,896
81,350		*	PHH Corporation	1,786,446
				26,923,182
			Health Care-7.3%
25,025		*	Life Technologies Corporation	1,617,366
74,700		*	Magellan Health Services, Inc.	3,553,479
119,875			Masimo Corporation	2,351,947
13,950		*	MEDNAX, Inc.	1,250,339
114,600		*	Myriad Genetics, Inc.	2,910,840
32,675			PerkinElmer, Inc.	1,099,187
				12,783,158
			Industrials-8.8%
66,700			Applied Industrial Technologies, Inc.	3,001,500
42,875			EMCOR Group, Inc.	1,817,471
60,175			GATX Corporation	3,127,295
63,325			Kennametal, Inc.	2,472,208
15,450			Precision Castparts Corporation	2,929,629
33,700			Ryder System, Inc.	2,013,575
				15,361,678
			Information Technology-24.4%
113,900		*	Avnet, Inc.	4,123,180
27,445		*	Comverse, Inc.	769,558
136,175			Convergys Corporation	2,319,060
151,625			Cypress Semiconductor Corporation	1,672,424
157,025		*	Demand Media, Inc.	1,355,126
460,400		*	Emulex Corporation	3,006,412
57,000			IAC/InterActiveCorp	2,546,760
73,375			j2 Global, Inc.	2,877,034
85,925			Jabil Circuit, Inc.	1,587,894
99,100		*	Kulicke and Soffa Industries, Inc.	1,145,596
108,800			Lender Processing Services, Inc.	2,770,048
30,516			Loral Space & Communications, Inc.	1,888,330
149,625		*	Microsemi Corporation	3,466,811
64,850		*	Progress Software Corporation	1,477,283
327,975		*	QLogic Corporation	3,804,510
566,510		*	TriQuint Semiconductor, Inc.	2,860,876
53,853		*	Verint Systems, Inc.	1,968,327
210,500		*	Vishay Intertechnology, Inc.	2,864,905
				42,504,134
			Materials-9.8%
132,675		*	Allied Nevada Gold Corporation	2,183,830
47,200			AptarGroup, Inc.	2,706,920
10,900		*	Boise Cascade Company	369,946
135,200		*	Chemtura Corporation	2,921,672
67,625		*	First Majestic Silver Corporation	1,093,496
29,800			Innospec, Inc.	1,319,544
80,350			Olin Corporation	2,026,427
40,350			Sensient Technologies Corporation	1,577,282
31,175			Westlake Chemical Corporation	2,914,863
				17,113,980
			Telecommunication Services-1.2%
193,200		*	Premiere Global Services, Inc.	2,123,268
Total Value of Common Stocks (cost $130,395,899)				169,498,858
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
$3,000	M		Federal Home Loan Bank, 0.077%, 4/24/2013 (cost $2,999,833)	2,999,833
Total Value of Investments (cost $133,395,732)			99.0%	172,498,691
Other Assets, Less Liabilities			1.0	1,758,425
Net Assets			100.0%	$174,257,116

*	Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

At March 31, 2013, the cost of investments for federal income tax purposes was $134,025,083. Accumulated net unrealized appreciation on investments was $38,473,608, consisting of $41,296,191 gross unrealized appreciation and $2,822,583 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$169,498,858	$-	$-	$169,498,858
Short-Term U.S. Government
Agency Obligations	-	2,999,833	-	2,999,833
Total Investments in Securities*	$169,498,858	$2,999,833	$-	$172,498,691

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2013

Principal			Effective
Amount		Security	Yield	+	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-60.5%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	0.51%		$ 689,346
2,134	M	11/15/2015	0.53		2,104,754
		Fannie Mae:
243	M	8/12/2015	0.74		238,789
600	M	9/23/2015	0.75		588,922
2,508	M	11/15/2015	0.77		2,458,159
650	M	Federal Judiciary Office Building, 2/15/2015	1.06		637,158
		Freddie Mac:
550	M	3/15/2015	0.73		542,233
930	M	9/15/2015	0.77		912,499
830	M	9/15/2015	0.77		814,386
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.09		205,177
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	0.67		197,483
2,727	M	Resolution Funding Corporation, 10/15/2015	0.40		2,699,659
2,000	M	Tennessee Valley Authority, 11/1/2015	0.83		1,957,774
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $12,430,512)					14,046,339
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-39.9%
9,360	M	U.S. Treasury Strips, 11/15/2015 (cost $8,052,392)	0.33		9,278,886
Total Value of Investments (cost $20,482,904)		100.4%			23,325,225
Excess of Liabilities Over Other Assets		(0.4)			(94,327)
Net Assets		100.0%			$23,230,898

+	The effective yields shown for the zero coupon obligations
are the effective yields at March 31, 2013.

At March 31, 2013, the cost of investments for federal
income tax purposes was $20,489,506. Accumulated net
unrealized appreciation on investments was $2,835,719,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$14,046,339	$-	$14,046,339
U.S. Government
Zero Coupon Obligations	-	9,278,886	-	9,278,886
Total Investments in Securities	$-	$23,325,225	$-	$23,325,225

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS-53.7%
		Consumer Discretionary-8.6%
250		Allison Transmission Holdings, Inc.	$ 6,003
400		Best Buy Company, Inc.	8,860
150	*	BorgWarner, Inc.	11,601
400		CBS Corporation - Class "B"	18,676
50		Coach, Inc.	2,500
700		Dana Holding Corporation	12,481
300		Delphi Automotive, PLC	13,320
500		GNC Holdings, Inc. - Class "A"	19,640
200		Home Depot, Inc.	13,956
350		L Brands, Inc.	15,631
100		Lowe's Companies, Inc.	3,792
150		McDonald's Corporation	14,953
450		Newell Rubbermaid, Inc.	11,745
400		Pier 1 Imports, Inc.	9,200
200	*	Select Comfort Corporation	3,954
800		Staples, Inc.	10,744
100	*	Steiner Leisure, Ltd.	4,836
600		Stewart Enterprises, Inc - Class "A"	5,574
50	*	TRW Automotive Holdings Corporation	2,750
250		Tupperware Brands Corporation	20,435
100		Walt Disney Company	5,680
200		Wyndham Worldwide Corporation	12,896
			229,227
		Consumer Staples-5.3%
400		Altria Group, Inc.	13,756
450		Avon Products, Inc.	9,329
400		Coca-Cola Company	16,176
250		CVS Caremark Corporation	13,748
200		Herbalife, Ltd.	7,490
450		Nu Skin Enterprises, Inc. - Class "A"	19,890
150		PepsiCo, Inc.	11,866
250		Philip Morris International, Inc.	23,178
150		Procter & Gamble Company	11,559
200		Wal-Mart Stores, Inc.	14,966
			141,958
		Energy-5.8%
150		Anadarko Petroleum Corporation	13,118
100		Chevron Corporation	11,882
200		ConocoPhillips	12,020
100		Devon Energy Corporation	5,642
150		Ensco, PLC - Class "A"	9,000
250		ExxonMobil Corporation	22,527
100		Hess Corporation	7,161
350		Marathon Oil Corporation	11,802
150		Marathon Petroleum Corporation	13,440
150		National Oilwell Varco, Inc.	10,612
400		Noble Corporation	15,260
50		Phillips 66	3,499
50		Sasol, Ltd. (ADR)	2,217
100		Schlumberger, Ltd.	7,489
250		Suncor Energy, Inc.	7,503
			153,172
		Financials-5.3%
200		American Express Company	13,492
100		Ameriprise Financial, Inc.	7,365
150		Brookline Bancorp, Inc.	1,371
300		Discover Financial Services	13,451
100		Financial Select Sector SPDR Fund (ETF)	1,819
300		FirstMerit Corporation	4,959
300	*	Health Insurance Innovations, Inc. - Class "A"	4,527
150		Invesco, Ltd.	4,344
400		JPMorgan Chase & Company	18,984
150		M&T Bank Corporation	15,474
150		MetLife, Inc.	5,703
100		Morgan Stanley	2,198
200		PNC Financial Services Group, Inc.	13,300
100		SPDR S&P Regional Banking (ETF)	3,180
350	*	Sunstone Hotel Investors, Inc. (REIT)	4,309
350		U.S. Bancorp	11,875
350		Urstadt Biddle Properties, Inc. - Class "A" (REIT)	7,616
200		Wells Fargo & Company	7,398
			141,365
		Health Care-6.4%
350		Abbott Laboratories	12,362
250		AbbVie, Inc.	10,195
150	*	Actavis, Inc.	13,817
50		Baxter International, Inc.	3,632
50		Covidien, PLC	3,392
200	*	Express Scripts Holding Company	11,530
400	*	Gilead Sciences, Inc.	19,572
250		Johnson & Johnson	20,382
50		McKesson Corporation	5,398
350		Merck & Company, Inc.	15,480
950		Pfizer, Inc.	27,417
300		Thermo Fisher Scientific, Inc.	22,947
200		Warner Chilcott, PLC - Class "A"	2,710
			168,834
		Industrials-8.0%
200		3M Company	21,262
200		ADT Corporation	9,788
300		Altra Holdings, Inc.	8,166
100	*	Armstrong World Industries, Inc.	5,589
50		Caterpillar, Inc.	4,349
150		Chicago Bridge & Iron Company NV - NY Shares	9,315
100	*	Esterline Technologies Corporation	7,570
150		Gardner Denver, Inc.	11,266
400		Generac Holdings, Inc.	14,136
400		General Electric Company	9,248
200		Honeywell International, Inc.	15,070
100		IDEX Corporation	5,342
150		ITT Corporation	4,264
50		Lockheed Martin Corporation	4,826
200		Pentair, Ltd.	10,550
50		Raytheon Company	2,939
50		Snap-on, Inc.	4,135
250		TAL International Group, Inc.	11,327
300		Textainer Group Holdings, Ltd.	11,865
150		Triumph Group, Inc.	11,775
350		Tyco International, Ltd.	11,200
200		United Technologies Corporation	18,686
			212,668
		Information Technology-9.5%
25		Apple, Inc.	11,066
600	*	Arris Group, Inc.	10,302
200		Avago Technologies, Ltd.	7,184
100	*	CACI International, Inc. - Class "A"	5,787
850		Cisco Systems, Inc.	17,774
50	*	eBay, Inc.	2,711
650	*	EMC Corporation	15,529
50		Global Payments, Inc.	2,483
350		Hewlett-Packard Company	8,344
600		Intel Corporation	13,110
200		International Business Machines Corporation	42,660
250		Intersil Corporation - Class "A"	2,177
900		Microsoft Corporation	25,749
300	*	NeuStar, Inc. - Class "A"	13,959
350		Oracle Corporation	11,319
200	*	PTC, Inc.	5,098
250		QUALCOMM, Inc.	16,737
450	*	Symantec Corporation	11,106
300		TE Connectivity, Ltd.	12,579
650	*	Yahoo!, Inc.	15,295
			250,969
		Materials-3.2%
100		Celanese Corporation - Series "A"	4,405
200		Cytec Industries, Inc.	14,816
300		Freeport-McMoRan Copper & Gold, Inc.	9,930
400		International Paper Company	18,632
300		Lyondellbasell Industries NV - Class "A"	18,987
50		Praxair, Inc.	5,577
100		Rock-Tenn Company - Class "A"	9,279
100		RPM International, Inc.	3,158
			84,784
		Telecommunication Services-1.4%
500		AT&T, Inc.	18,345
400		Verizon Communications, Inc.	19,660
			38,005
		Utilities-.2%
100		Atmos Energy Corporation	4,269
Total Value of Common Stocks (cost $1,324,088)			1,425,251
		EXCHANGE TRADED FUNDS-30.0%
		Bond Fund
		Financials
9,500		Vanquard Total Bond Market ETF (cost $795,198)	794,580
Total Value of Investments (cost $2,119,286)		83.7%	2,219,831
Other Assets, Less Liabilities		16.3	432,029
Net Assets		100.0%	$2,651,860

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2013, the cost of investments for federal income tax purposes was $2,120,454. Accumulated net unrealized appreciation on investments was $99,377, consisting of $107,436 gross unrealized appreciation and $8,059 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,425,251	$-	$-	$1,425,251
Exchange Traded Funds	794,580	-	-	794,580
Total Investments in Securities	$2,219,831	$-	$-	$2,219,831

*The Portfolio of Investments provides information on the industry categorization for common stocks and exchange traded funds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2013, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.